LONG-TERM INVESTMENT (Tables)	12 Months Ended
Sep. 30, 2024
LONG-TERM INVESTMENT
Schedule of equity method investment

Equity method investment consisted of the following:

	As of	As of
	September 30, 2024	September 30, 2023
Equity method investment:
Cost of equity method investment	4,038,588	452,303
Share of results of associates	(204,648)	—
Loss on disposal of Long term investment	(101,354)	—
Profit from equity method investment	160,032	208,527
Dividend Distribution received	(57,083)	(54,825)
Investment disposed	(470,931)	—
Exchange rate difference	(4,818)	—
Total long-term investment	$3,359,786	$606,005